Fees Summary	Apr. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,955,000
Previously Paid Amount	0.00
Total Fee Amount	684.29
Total Offset Amount	0.00
Net Fee	684.29
Narrative - Max Aggregate Offering Price	$ 4,955,000
Final Prospectus	true